Financial results (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Financial income
Short-term investments	$ 75	$ 82	$ 156	$ 170
Other	3	24	31	57
Total financial income	78	106	187	227
Financial expenses
Loans and borrowings interest	(203)	(180)	(369)	(355)
Interest on REFIS	(23)	(38)	(51)	(76)
Interest on lease liabilities	(14)	(15)	(28)	(30)
Interest on supplier liabilities	(44)	(53)	(90)	(91)
Other	(81)	(111)	(166)	(165)
Total financial expenses	(365)	(397)	(704)	(717)
Other financial items, net
Foreign exchange and indexation losses, net	(253)	(750)	(626)	(1,226)
Participative shareholders' debentures	(241)	321	(77)	274
Derivative financial instruments, net	(471)	563	(469)	755
Total other financial items, net	(965)	134	(1,172)	(197)
Total	$ (1,252)	$ (157)	$ (1,689)	$ (687)